Discontinued operation, SUSE Business Segment (Details) - USD ($) $ in Millions	Mar. 15, 2019	Aug. 21, 2018
SUSE [Member]
Discontinued operation of business [Abstract]
Cash consideration	$ 2,540.3	$ 2,500.0